Acruence Active Hedge U.S. Equity ETF
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.1%		Shares	Value
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.		160	$78,168

Agriculture - 6.9%
Altria Group, Inc.		1,597	93,632
Philip Morris International, Inc.		411	74,855
Universal Corp.		2,290	133,370
			301,857

Apparel - 2.0%
Tapestry, Inc.		978	85,878

Auto Manufacturers - 1.7%
Tesla, Inc. (a)		237	75,285

Banks - 10.9%
Associated Banc-Corp		2,674	65,219
Prosperity Bancshares, Inc.		1,166	81,900
Simmons First National Corp. - Class A		5,665	107,408
United Bankshares, Inc.		2,866	104,408
US Bancorp		2,703	122,311
			481,246

Commercial Services - 2.1%
Affirm Holdings, Inc. - Class A (a)		1,303	90,089

Distribution & Wholesale - 1.7%
Fastenal Co.		1,789	75,138

Diversified Financial Services - 2.4%
CME Group, Inc. - Class A		380	104,736

Electric - 13.4%
Brookfield Renewable Partners LP		6,091	155,382
Entergy Corp.		1,795	149,200
Northwestern Energy Group, Inc.		1,458	74,795
Pinnacle West Capital Corp.		1,418	126,869
Vistra Corp.		435	84,307
			590,553

Engineering & Construction - 1.4%
AECOM		544	61,396

Entertainment - 1.9%
TKO Group Holdings, Inc. - Class A		466	84,789

Food - 1.8%
US Foods Holding Corp. (a)		1,019	78,473

Gas - 4.1%
Northwest Natural Holding Co.		2,065	82,022
Spire, Inc.		1,366	99,704
			181,726

Healthcare - Products - 1.7%
Natera, Inc. (a)		432	72,982

Internet - 7.5%
Booking Holdings, Inc.		12	69,471
Chewy, Inc. - Class A (a)		1,826	77,824
Netflix, Inc. (a)		63	84,365
Robinhood Markets, Inc. - Class A (a)		1,063	99,529
			331,189

Media - 2.0%
Nexstar Media Group, Inc.		504	87,167

Oil & Gas - 1.7%
EQT Corp.		1,318	76,866

Pharmaceuticals - 1.4%
Cencora, Inc.		206	61,769

Pipelines - 1.7%
Kinder Morgan, Inc.		2,613	76,822

Retail - 7.4%
Casey's General Stores, Inc.		149	76,030
Darden Restaurants, Inc.		330	71,930
Target Corp.		893	88,094
Tractor Supply Co.		1,676	88,443
			324,497

Semiconductors - 3.4%
Broadcom, Inc.		308	84,900
KLA Corp.		72	64,494
			149,394

Software - 12.5%
Cloudflare, Inc. - Class A (a)		436	85,382
MicroStrategy, Inc. - Class A (a)		202	81,655
Oracle Corp.		357	78,051
Palantir Technologies, Inc. - Class A (a)		562	76,612
ROBLOX Corp. - Class A (a)		775	81,530
Take-Two Interactive Software, Inc. (a)		331	80,383
Veeva Systems, Inc. - Class A (a)		236	67,963
			551,576

Telecommunications - 1.7%
Verizon Communications, Inc.		1,701	73,602
TOTAL COMMON STOCKS (Cost $3,752,074)			4,095,198

REAL ESTATE INVESTMENT TRUSTS - COMMON - 5.5%
CareTrust REIT, Inc.		3,007	92,014
STAG Industrial, Inc.		2,096	76,043
Universal Health Realty Income Trust		1,835	73,345
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $239,092)			241,402

PURCHASED OPTIONS - 0.3%(a)(b)(c)(d)	Notional Amount	Contracts
Call Options - 0.3%			$–
CBOE Volatility Index, Expiration: 07/16/2025; Exercise Price: $30.00	$ 557,109	333	10,490
TOTAL PURCHASED OPTIONS (Cost $27,433)			10,490

SHORT-TERM INVESTMENTS - 0.2%		Shares
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (e)		10,119	10,119
TOTAL SHORT-TERM INVESTMENTS (Cost $10,119)			10,119

TOTAL INVESTMENTS - 99.1% (Cost $4,028,718)			4,357,209
Other Assets in Excess of Liabilities - 0.9%			40,813
TOTAL NET ASSETS - 100.0%			$4,398,022
two			–%
Percentages are stated as a percent of net assets.			–%

LP - Limited Partnership

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Acruence Active Hedge U.S. Equity ETF
Consolidated Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - (0.1)%
CBOE Volatility Index, Expiration: 07/16/2025; Exercise Price: $45.00	$(557,109)	(333)	$(6,494)
TOTAL WRITTEN OPTIONS (Premiums received $12,195)			$(6,494)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Acruence Active Hedge U.S. Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,095,198	$–	$–	$4,095,198
Real Estate Investment Trusts - Common	241,402	–	–	241,402
Purchased Options	–	10,490	–	10,490
Money Market Funds	10,119	–	–	10,119
Total Investments	$4,346,719	$10,490	$–	$4,357,209

Liabilities:
Investments:
Written Options	$–	$(6,494)	$–	$(6,494)
Total Investments	$–	$(6,494)	$–	$(6,494)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.